DEBT - Purchase Order Financing Facility (Details)			3 Months Ended	6 Months Ended
	Apr. 08, 2026 USD ($)	Sep. 18, 2025 USD ($)	Jun. 30, 2026 USD ($) item	Jun. 30, 2026 USD ($) item
PO and AR financing | CCS
DEBT
Maximum borrowing capacity		$ 4,000,000
Maximum advance on eligible receivables, percentage		85.00%
Eligible receivables, threshold number of days post invoice		60 days
Term		12 months
Minimum annual volume requirement, percentage		100.00%
PO financing | CCS
DEBT
Base charge rate	1.625%	1.625%
Base charge rate, threshold period post invoice	15 days	15 days
Advance received	$ 134,000		$ 1,943,000	$ 1,943,000
Number of purchase orders financed | item			2	2
AR financing | CCS
DEBT
Base charge rate		1.55%
Base charge rate, initial term		30 days
AR financing | CCS | After 30 days
DEBT
Additional charge rate		0.55%
Additional charge rate, each additional period		10 days
AR financing | CCS | Invoice outstanding for more than 60 days
DEBT
Additional charge rate		1.00%
Additional charge rate, each additional period		10 days
Minimum past due period		60 days
Minimum additional fee per invoice		$ 25
Purchase Order Financing | Keen Labs Operations, Inc
DEBT
Carrying value			$ 307,000	$ 307,000